STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2014	$ 189	$ 203,984		$ 42,826	$ (1,002)	$ 245,997
Balance, shares at Dec. 31, 2014	69,202,431					69,202,431
Issuance of shares related to acquisitions	$ 5	5,574				$ 5,579
Issuance of shares related to acquisitions, shares	1,798,837
Issuance of shares in private placement, net of issuance cost of $105	$ 11	10,009				10,020
Issuance of shares in private placement, net of issuance cost of $105, shares	4,436,898
Stock-based compensation		7,679				7,679
Exercise of stock options and vesting of restricted stock units	$ 1	12				13
Exercise of stock options and vesting of restricted stock units, shares	373,321
Other comprehensive income (loss)			(794)			(794)
Net loss				(68,657)		(68,657)
Balance at Dec. 31, 2015	$ 206	227,258	(794)	(25,831)	(1,002)	$ 199,837
Balance, shares at Dec. 31, 2015	75,811,487					75,811,487
Issuance of shares related to acquisitions		675				$ 675
Issuance of shares related to acquisitions, shares	290,981
Stock-based compensation		3,721				3,721
Exercise of stock options and vesting of restricted stock units	$ 1					1
Exercise of stock options and vesting of restricted stock units, shares	224,120
Other comprehensive income (loss)			881			881
Net loss				(5,023)		(5,023)
Balance at Jun. 30, 2016	$ 207	$ 231,654	$ 87	$ (30,854)	$ (1,002)	$ 200,092
Balance, shares at Jun. 30, 2016	76,326,588					76,326,588